Average Annual Total Returns - FidelitySeriesLargeCapValueIndexFund-PRO - FidelitySeriesLargeCapValueIndexFund-PRO - Fidelity Series Large Cap Value Index Fund	Mar. 30, 2024
Fidelity Series Large Cap Value Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.59%
Past 5 years	10.96%
Past 10 years	8.40%
Fidelity Series Large Cap Value Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.16%
Past 5 years	9.56%
Past 10 years	7.09%
Fidelity Series Large Cap Value Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.34%
Past 5 years	8.42%
Past 10 years	6.44%
RS005
Average Annual Return:
Past 1 year	11.46%
Past 5 years	10.91%
Past 10 years	8.40%